Leases - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Within 1 year	$ 295,108	$ 184,612
After 1 year but within 5 years	477,773	250,729
Total lease payments	772,881	435,341
Less: imputed interest	(60,793)	(19,571)
Total lease obligations	712,088	415,770
Less: current obligations	(270,556)	(173,292)
Long-term lease obligations	$ 441,532	$ 242,478